Summary of Significant Accounting Policies - Entities included in the consolidation (Details)	12 Months Ended
Dec. 31, 2022
Entity Information [Line Items]
Country of incorporation	Republic of the Marshall Islands
Libra Shipping Enterprises Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Alegria Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Felicity Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Gemini Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Galaxy Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Aurora Shipping Enterprises Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Hope
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Palermo Shipping S.A [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Fantastiks Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Fantastiks
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Sagittarius Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Sagittarius
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Hyperion Enterprises Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Hyperion
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Chilali Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Aurora II
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Surf Maritime Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Pollux
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Pandora Marine Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Melodia
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Customized Development S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Fulvia
Country of incorporation	Liberia
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Kohylia Shipmanagement S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Luz
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Orbiter Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Orbiter
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Floral Marine Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Buena Ventura
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Golem Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Kymata Shipping Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Helios
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Joy Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Joy
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Micaela Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Harmony
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Pearl Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Sun
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Velvet Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios La Paix
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Perigiali Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Beaufiks
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Finian Navigation Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Ace
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Ammos Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Wave Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Libertas
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Casual Shipholding Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Sol
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Avery Shipping Company [Member]
Entity Information [Line Items]
Vessel name	Navios Symphony
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Coasters Ventures Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Christine B
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Ianthe Maritime S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Aster
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Rubina Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Hongkong
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Topaz Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Singapore
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Beryl Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Tokyo
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Cheryl Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Shanghai
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Christal Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Busan
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Fairy Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Limestone Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Dune Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Citrine Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Cavalli Navigation Inc. [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Seymour Trading Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Goldie Services Company [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Andromeda Shiptrade Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Apollon I
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Esmeralda Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Sphera
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Triangle Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Mars
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Oceanus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Cronus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Protostar N
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Leto Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Dionysus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Prometheus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Camelia Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Camelia
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Anthos Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Anthos
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Azalea Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Amaryllis Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Zaffre Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Serenitas N
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	16/29 – 12/31
Wenge Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	6/29 – 12/31
Sunstone Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Copernicus N
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	6/29 – 12/31
Fandango Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Unity N
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	6/29 – 12/31
Flavescent Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Odysseus N
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	6/29 – 12/31
Emery Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Gem
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	9/30 – 12/31
Rondine Management Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Victory
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020
Prosperity Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020
Aldebaran Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
JTC Shipping and Trading Ltd. [Member]
Entity Information [Line Items]
Vessel name	Holding Company
Country of incorporation	Malta
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Navios Maritime Partners L.P. [Member]
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Navios Maritime Operating LLC. [Member]
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Navios Partners Finance (US) Inc. [Member]
Entity Information [Line Items]
Vessel name	Co-Borrower
Country of incorporation	Delaware
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Navios Partners Europe Finance Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Solange Shipping Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Avior
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/30 – 12/31
2020
Mandora Shipping Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Centaurus
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/30 – 12/31
2020
Olympia II Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Domino
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Pingel Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Delight
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Ebba Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Destiny
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Clan Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Devotion
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Sui An Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Bertyl Ventures Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Azure
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Silvanus Marine Company [Member]
Entity Information [Line Items]
Vessel name	Navios Summer
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Anthimar Marine Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Amarillo
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Enplo Shipping Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Verde
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Morven Chartering Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Verano (ex. Matson Oahu)
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Rodman Maritime Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Spring
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Isolde Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Indigo
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Velour Management Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Vermilion
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Evian Shiptrade Ltd. [Member]
Entity Information [Line Items]
Vessel name	Matson Lanai
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Theros Ventures Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Lapis
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Legato Shipholding Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Tempo
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Inastros Maritime Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Chrysalis
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Zoner Shiptrade S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Dorado
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Jasmer Shipholding Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Nerine
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Thetida Marine Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Magnolia
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Jaspero Shiptrade S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Jasmine
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Peran Maritime Inc. [Member]
Entity Information [Line Items]
Vessel name	Zim Baltimore
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Nefeli Navigation S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Unison
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Crayon Shipping Ltd [Member]
Entity Information [Line Items]
Vessel name	Navios Miami
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Chernava Marine Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Bahamas (ex. Bahamas)
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Proteus Shiptrade S.A. [Member]
Entity Information [Line Items]
Vessel name	Zim Carmel
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Vythos Marine Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Constellation
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Navios Maritime Containers Sub L.P. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Navios Partners Containers Finance Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Boheme Navigation Company [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Navios Partners Containers Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Iliada Shipping S.A. [Member]
Entity Information [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Vinetree Marine Company [Member]
Entity Information [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Afros Maritime Inc. [Member]
Entity Information [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/31 – 12/31
2020
Cavos Navigation Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Libra
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Perivoia Shipmanagement Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Amitie
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Pleione Management Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Star
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	1/01 – 12/31
2020	1/01 – 12/31
Bato Marine Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Armonia
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/05 – 12/31
2020
Agron Navigation Company [Member]
Entity Information [Line Items]
Vessel name	Navios Azalea
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/05 – 12/31
2020
Teuta Maritime S.A. [Member]
Entity Information [Line Items]
Vessel name	TBN III
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/05 – 12/31
2020
Ambracia Navigation Company [Member]
Entity Information [Line Items]
Vessel name	Navios Primavera
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/05 – 12/31
2020
Artala Shipping Co. [Member]
Entity Information [Line Items]
Vessel name	TBN II
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/05 – 12/31
2020
Migen Shipmanagement Ltd. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	3/05 – 12/31
2020
Bole Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Spectrum N
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	4/28 – 12/31
2020
Brandeis Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Ete N
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	5/10 – 12/31
2020
Buff Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Fleur N
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	5/10 – 12/31
2020
Morganite Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Meridian
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	6/01 – 12/31
2020
Balder Maritime Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Koyo
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	6/04 – 12/31
2020
Melpomene Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN IV
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	6/23 – 12/31
2020
Urania Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN V
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	6/23 – 12/31
2020
Terpsichore Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN VI
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	6/23 – 12/31
2020
Erato Shipmanagement Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN VII
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	6/23 – 12/31
2020
Lavender Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Ray
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	6/30 – 12/31
2020
Nostos Shipmanagement Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Bonavis
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	6/30 – 12/31
2020
Navios Maritime Acquisition Corporation [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Navios Acquisition Europe Finance Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Navios Acquisition Finance (US) Inc. [Member]
Entity Information [Line Items]
Vessel name	Co-Issuer of Ship Mortgage Notes
Country of incorporation	Delaware
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Navios Maritime Midstream Partners GP LLC [Member]
Entity Information [Line Items]
Vessel name	Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Letil Navigation Ltd. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Navios Maritime Midstream Partners Finance (US) Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Delaware
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Aegean Sea Maritime Holdings Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Amorgos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Andros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Antikithira Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Equator
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Antiparos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Atria
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Antipaxos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Antipsara Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Velocity
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Crete Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Cetus
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Delos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Folegandros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Andromeda
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Ikaria Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Aquila
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Ios Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Cielo
Country of incorporation	Cayman Islands
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Iraklia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Bougainville
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Kimolos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel- Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Kithira Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Orbit
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Kos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Bellatrix
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Lefkada Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Buena Suerte
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Leros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel- Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Mytilene Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Orion
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Oinousses Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Jupiter
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Psara Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Luminosity
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Rhodes Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Cassiopeia
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Samos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Synergy
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Samothrace Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Pulsar
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Serifos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Estella
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Sifnos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Titan
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Skiathos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Capella
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Skopelos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Ariadne
Country of incorporation	Cayman Islands
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Skyros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Sextans
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Syros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Alderamin
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Thera Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Atropos
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Tilos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Spherical
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Tinos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Rigel
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Zakynthos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Quasar
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Cyrus Investments Corp. [Member]
Entity Information [Line Items]
Vessel name	Baghdad
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Olivia Enterprises Corp. [Member]
Entity Information [Line Items]
Vessel name	Erbil
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Limnos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Pyxis
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Thasos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Equinox
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Agistri Shipping Limited [Member]
Entity Information [Line Items]
Vessel name	Operating Subsidiary
Country of incorporation	Malta
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Paxos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Donoussa Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Schinousa Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Alonnisos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Makronisos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Shinyo Loyalty Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Shinyo Navigator Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Amindra Navigation Co. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Navios Maritime Midstream Partners L.P. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Navios Maritime Midstream Operating LLC [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Shinyo Dream Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Shinyo Kannika Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Shinyo Kieran Limited [Member]
Entity Information [Line Items]
Vessel name	Nave Universe
Country of incorporation	British Virgin Islands
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Shinyo Ocean Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Shinyo Saowalak Limited [Member]
Entity Information [Line Items]
Vessel name	Nave Constellation
Country of incorporation	British Virgin Islands
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Sikinos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Kerkyra Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Galactic
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Doxa International Corp. [Member]
Entity Information [Line Items]
Vessel name	Nave Electron
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Alkmene Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Aphrodite Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Aurora N
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Dione Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Lumen N
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Persephone Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hector N
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Rhea Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Tzia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Celeste
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Boysenberry Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Cadmium Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Celadon Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Cerulean Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/25 – 12/31
2020
Kleio Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN VIII
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/12 – 12/31
2020
Polymnia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN IX
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/12 – 12/31
2020
Goddess Shiptrade Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Astra
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	8/02 – 12/31
2020
Aramis Navigation Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Azimuth
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	7/09 – 12/31
2020
Thalia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XII
Country of incorporation	Marshall Is.
2022	1/01 – 12/31
2021	11/17 – 12/31
2020
Muses Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XIII
Country of incorporation	Marshall Is.
2022	1/01-12/31
2021	11/17 – 12/31
2020
Euterpe Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XI
Country of incorporation	Marshall Is.
2022	1/01-12/31
2021	11/17 – 12/31
2020
Calliope Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN X
Country of incorporation	Marshall Is.
2022	1/01-12/31
2021	11/17 – 12/31
2020
Karpathos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XX
Country of incorporation	Marshall Is.
2022	6/22–12/31
2021
2020
Patmos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XXI
Country of incorporation	Marshall Is.
2022	6/22–12/31
2021
2020
Tarak Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XV
Country of incorporation	Marshall Is.
2022	4/26–12/31
2021
2020
Astrovalos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XIV
Country of incorporation	Marshall Is.
2022	4/26–12/31
2021
2020
Ithaki Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XVII
Country of incorporation	Marshall Is.
2022	4/26–12/31
2021
2020
Gavdos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XVI
Country of incorporation	Marshall Is.
2022	4/26–12/31
2021
2020
Galera Management Company [Member]
Entity Information [Line Items]
Vessel name	TBN I
Country of incorporation	Marshall Is.
2022	6/24-12/31
2021
2020
Vatselo Enterprises Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Alegria
Country of incorporation	Marshall Is.
2022	6/24-12/31
2021
2020
Thalassa Marine S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Galaxy II
Country of incorporation	Marshall Is.
2022	7/29-12/31
2021
2020
Anafi Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Sky
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
Asteroid Shipping S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Herakles I
Country of incorporation	Marshall Is.
2022	7/29-12/31
2021
2020
Bulkinvest S.A. [Member]
Entity Information [Line Items]
Vessel name	Operating Company
Country of incorporation	Luxembourg
2022	9/08-12/31
2021
2020
Cloud Atlas Marine S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Uranus
Country of incorporation	Marshall Is.
2022	7/29-12/31
2021
2020
Corsair Shipping Ltd. [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
Ducale Marine Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Etoile
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
Faith Marine Ltd [Member]
Entity Information [Line Items]
Vessel name	Navios Altamira
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
Kleimar N.V. [Member]
Entity Information [Line Items]
Vessel name	Operating Company/ Vessel Owning Company/Management Company
Country of incorporation	Belgium
2022	9/08-12/31
2021
2020
Iris Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	N Amathia
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
Moonstone Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
NAV Holdings Limited [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Malta
2022	9/08-12/31
2021
2020
Navios International Inc. [Member]
Entity Information [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2022	7/29-12/31
2021
2020
Veja Navigation Company [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
Vernazza Shiptrade Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Canary
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
White Narcissus Marine S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Asteriks
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
Talia Shiptrade S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Magellan II
Country of incorporation	Marshall Is.
2022	7/29-12/31
2021
2020
Shikhar Ventures S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Stellar
Country of incorporation	Liberia
2022	9/08-12/31
2021
2020
Opal Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Rainbow N
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
Pharos Navigation S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Phoenix
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
Pueblo Holdings Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Lumen
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
Red Rose Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Bonheur
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
Rider Shipmanagement Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Felicity I
Country of incorporation	Marshall Is.
2022	7/29-12/31
2021
2020
Roselite Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Corali
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
Rumer Holding Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Antares
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
Jasmine Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	N Bonanza
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
Highbird Management Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Celestial
Country of incorporation	Marshall Is.
2022	9/08-12/31
2021
2020
Kastelorizo Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XVIII
Country of incorporation	Marshall Is.
2022	10/19–12/31
2021
2020
Elafonisos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XIX
Country of incorporation	Marshall Is.
2022	10/19–12/31
2021
2020
Koufonisi Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Felix
Country of incorporation	Marshall Is.
2022	11/11–12/31
2021
2020